Employee Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 15,820,557	$ 15,271,416	$ 43,461,827
Current service cost	790,850	802,823	2,271,559
Net interest cost	691,075	705,211	3,320,289
Actuarial (gains) losses from changes in financial assumptions	(310,557)	245,683	(82,320)
Actuarial (gains) losses from changes in seniority adjustments	58,581	1,511,719	298,968
Foreign currency translation differences			(3,557,400)
Contributions paid by the Company	(1,993,830)	(2,949,958)	(8,839,400)
Defined benefit plan obligations from the past service costs			(523)
Transfer of personnel	(180,728)	224,066	(53,242)
Classified as liabilities associated with assets held for distribution to owners			(21,548,342)
Other changes		9,597
Ending balance	$ 14,875,948	$ 15,820,557	$ 15,271,416